Term Loans (Tables) (Term Loans [Member])	12 Months Ended
Dec. 31, 2013
Term Loans [Member]
Debt Instrument [Line Items]
Components of long term debt

	December 31,
	2013	2012
PNC revolving credit facility, secured by accounts receivable	$-	$-

Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631	13,706,157	14,817,369

Convertible promissory notes, unsecured, matured in December 2012	-	27,500

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	-	9,500

Promissory notes, unsecured, matured in October 2012	-	195,000

Promissory notes, unsecured, maturing in January 2014	1,725,000	-

18% convertible promissory note maturing in January 2013	-	210,000

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012	-	200,000

12% convertible debentures payable, net of debt discount of $6,666,476 and $0, respectively	4,958,526	-
	20,389,683	15,459,369
Less: Current portion of term loans	(5,380,185)	(3,618,211)

Long-term portion term loans, net of debt discount	$15,009,498	$11,841,158

Schedule of future maturities
Year ending December 31,
2014	$10,825,000
2015	7,925,001
2016	2,762,500
2017	5,687,501
2018	-
Total Principal payments	27,200,002